Other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Derivatives - Non-current		$ 32,894	$ 30,173
Financial products sold by banks	$ 117,928	24,931	257,583
Bank deposits will mature over 3 months	559,034	6,612	25,125
Other financial assets - current	683,812	31,543	282,880
Other financial assets	701,410	$ 31,543	282,880
Cross currency swap | Cash flow hedges
Disclosure of financial assets [line items]
Derivatives - Non-current	17,598
Derivatives - Current	4,739
Foreign currency forward
Disclosure of financial assets [line items]
Derivatives - Current	$ 2,111		$ 172